Securities - Summary of Allowance for Losses measured at FVOCI (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Disclosure of financial assets [line items]
Balance at beginning of period	$ 3,722
Balance at end of period	3,631	$ 3,722	$ 2,078
Debt securities measured at FVOCI [member]
Disclosure of financial assets [line items]
Balance at beginning of period	22	24	23
Provision for (reversal of) credit losses	(2)	(1)	(1)
Foreign exchange and other		(1)
Balance at end of period	20	22	22
Stage 1 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period	18	19	14
Provision for (reversal of) credit losses	(1)		(1)
Foreign exchange and other		(1)	1
Balance at end of period	17	18	14
Stage 2 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period	4	5	3
Provision for (reversal of) credit losses	(1)	(1)
Foreign exchange and other			(1)
Balance at end of period	3	4	2
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period	916
Balance at end of period	$ 952	$ 916	660
Stage 3 [member] | Debt securities measured at FVOCI [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period			6
Balance at end of period			$ 6